Notes to consolidated statements of cash flows - Summary of total cash outflow for leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes to consolidated statements of cash flows
Within operating activities	€ (25,818)	€ (27,631)	€ (22,614)
Within investing activities	(428)	(3,282)	(1,454)
Within financing activities	(40,095)	(38,530)	(41,364)
Total cash outflow for leases	€ (66,341)	€ (69,443)	€ (65,432)